 							  File Number:333-126384
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

								 March 9, 2016


                         PIONEER CLASSIC BALANCED FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2015


FUND SUMMARY
Effective March 18, 2016, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Walter Hunnewell, Jr. (equity securities), Vice
                       President of Pioneer (portfolio manager of the
                       fund since 2005); Charles Melchreit
                       (fixed-income securities), Senior Vice President
                       and Director of Investment Grade of Pioneer
                       (portfolio manager of the fund since 2016); and
                       Brad Komenda (fixed-income securities), Vice
                       President of Pioneer (portfolio manager of the
                       fund since 2016)

MANAGEMENT
Effective March 18, 2016, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of co-managers Walter Hunnewell, Jr. (equity securities), Charles Melchreit (fixed-income securities) and Brad Komenda (fixed-income securities). Mr. Hunnewell, Mr. Melchreit and Mr. Komenda are supported by the domestic equity team and the fixed income team. Members of these teams manage other Pioneer funds that invest primarily in U.S. equity securities and fixed income securities, respectively. The portfolio managers and the teams also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Hunnewell, a Vice President, joined Pioneer in August 2001 and has been a portfolio manager of the fund since 2005. Mr. Melchreit, Senior Vice President and Director of Investment Grade of Pioneer, joined Pioneer in 2006 and has served as a portfolio manager of the fund since 2016. Mr. Komenda, a Vice President, joined Pioneer in 2008 and has been a portfolio manager of the fund since 2016.




                                                                   29295-00-0316
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   March 9, 2016


                         PIONEER CLASSIC BALANCED FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 1, 2015


FUND SUMMARY
Effective March 18, 2016, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Walter Hunnewell, Jr. (equity securities), Vice
                       President of Pioneer (portfolio manager of the
                       fund since 2005); Charles Melchreit
                       (fixed-income securities), Senior Vice President
                       and Director of Investment Grade of Pioneer
                       (portfolio manager of the fund since 2016); and
                       Brad Komenda (fixed-income securities), Vice
                       President of Pioneer (portfolio manager of the
                       fund since 2016)

                                                                   29294-00-0316
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC